Inventories - Schedule of Breakdown of Provision for Obsolescence (Details) - CAD ($) $ in Millions	Apr. 02, 2023	Apr. 03, 2022
Inventories [Abstract]
Raw material shrink reserves	$ 0.2	$ 0.0
Finished goods shrink reserves	0.4	0.7
Raw material obsolete inventory reserves	20.5	5.8
Finished goods obsolete inventory reserves	22.1	17.1
Provision for obsolescence	$ 43.2	$ 23.6